Intangible Assets - Schedule of Intangible Assets (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Intangible Assets [Line Items]
Total Cost	¥ 176,316,563	$ 24,562,782	¥ 157,225,338
Less: accumulated amortization	(93,077,907)	(12,966,748)	(85,980,002)
Less: asset impairment	(10,384,000)	(1,446,602)
Intangible assets	72,854,656	10,149,432	71,245,336
Patents [Member]
Schedule of Intangible Assets [Line Items]
Total Cost	98,519,825	13,724,865	79,608,000
Licenses, software and laboratory information system [Member]
Schedule of Intangible Assets [Line Items]
Total Cost	10,614,878	1,478,766	10,435,478
Land use rights [Member]
Schedule of Intangible Assets [Line Items]
Total Cost	¥ 67,181,860	$ 9,359,151	¥ 67,181,860